Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 22,652	$ 34,280	$ 33,674
Cost of sales	(13,196)	(18,319)	(17,870)
Gross profit	9,456	15,961	15,804
Other operating income	180	289	1,526
Research & development expenses	(6,422)	(5,306)	(5,339)
Selling & marketing expenses	(7,929)	(5,772)	(4,459)
General & administrative expenses	(15,789)	(14,232)	(15,401)
Total operating expenses	(29,960)	(25,021)	(23,673)
Operating income / (loss)	(20,504)	(9,060)	(7,869)
Non-operating income	1,918	2,181	762
Gain/(loss) on derivative liability	214	0	(98)
Gain/(loss) on debt extinguishment	(233)	0	(556)
Interest and amortization of debt discount	(742)	(150)	(543)
Non-operating expenses	(3,670)	(2,826)	(1,751)
Income/(loss) from continuing operations before income tax expense	(23,017)	(9,855)	(10,055)
Income tax (expense)/recovery	(13)	(53)	(71)
Income/(loss) from continuing operations, net	(23,030)	(9,908)	(10,126)
Discontinued operations:
Net sales from discontinued operations	1,934	19,412	9,404
Cost of sales from discontinued operations	(791)	(6,196)	(4,516)
Total operating and non-operating expenses from discontinued operations	(1,801)	(19,778)	(20,620)
Income tax (expense)/recovery from discontinued operations	42	205	1,108
Gain on disposal of a business, net of tax on disposal	31,100	0	0
Income/(loss) on discontinued operations	30,484	(6,357)	(14,624)
Net income/(loss)	7,454	(16,265)	(24,750)
Less: Net income/(loss) attributable to noncontrolling interests	(733)	13	(483)
Net income/(loss) attributable to WISeKey International Holding AG	$ 8,187	$ (16,278)	$ (24,267)
Earnings per share
Earnings from continuing operations per share - Basic	$ (0.64)	$ (0.29)	$ (0.34)
Earnings from continuing operations per share - Diluted	(0.64)	(0.29)	(0.34)
Earnings from discontinued operations per share - Basic	0.84	(0.19)	(0.50)
Earnings from discontinued operations per share - Diluted	0.81	(0.19)	(0.50)
Earning per share attributable to WISeKey International Holding AG
Basic	0.23	(0.48)	(0.82)
Diluted	$ 0.23	$ (0.48)	$ (0.82)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	$ 516	$ 108	$ 1,548
Unrealized holding loss arising during period	0	0	(375)
Net loss arising during period	(2,199)	287	(102)
Other comprehensive income/(loss)	(1,683)	395	1,071
Comprehensive income/(loss)	5,771	(15,870)	(23,679)
Other comprehensive income/(loss) attributable to noncontrolling interests	(127)	(23)	(369)
Other comprehensive income/(loss) attributable to WISeKey International Holding AG	(1,556)	418	1,440
Comprehensive income/(loss) attributable to noncontrolling interests	(860)	(10)	(851)
Comprehensive income/(loss) attributable to WISeKey International Holding AG	$ 6,631	$ (15,860)	$ (22,828)